Acquisitions (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Urban Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-07-01
Purchase of business	$ 28.4
Business acquisition, cash paid	19.4
Number of shares issued	350,000
Shares of unregistered Knight common stock value issued in the acquisition	5.0
Potential cash payment	4.0
Goodwill and intangible assets recognized upon the closing of the transaction	24.3
Astor Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-10-01
Purchase of business	18.0
Business acquisition, cash paid	10.8
Number of shares issued	579,000
Shares of unregistered Knight common stock value issued in the acquisition	7.2
Goodwill and intangible assets recognized upon the closing of the transaction	17.8
Kellogg Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-12-31
Purchase of business	22.5
Business acquisition, cash paid	22.5
Goodwill and intangible assets recognized upon the closing of the transaction	$ 22.1